DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
NOTE 4 – DISCONTINUED OPERATIONS

During the year ended December 31, 2017, the Company committed to a plan to cease the aviation security operations of its subsidiary in Cyprus. As of December 31, 2018 and 2017 the Company presented in its equity $0 and $123, respectively, as non-controlling interest in subsidiaries regarding its investment in Cyprus.

A summary of the Company's balance sheet accounts from the above discontinued operations for the years ended December 31, 2018 and 2017 are as follows:

	December 31,
	2018	2017
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$-	$2
Restricted cash	-	25
Accounts receivable, net	-	128
Prepaid expenses and other current assets	-	126
Total current assets from discontinued operations	-	281

Property and equipment, net	-	25
Total assets from discontinued operations	$-	$306

LIABILITIES
CURRENT LIABILITIES:
Accounts payable	$-	$26
Accrued expenses and other current liabilities	-	15
Total current liabilities from discontinued operations	$-	$41

A summary of the Company’s statement of operations from the above discontinued operations for the years ended December 31, 2018, 2017 and 2016 are as follows:

	For the Years Ended December 31,
	2018	2017	2016

Revenue	$-	$609	$-
Cost of revenue	-	588	-
GROSS PROFIT	-	21	-
Selling, general and administrative	289	116	-
Net loss	(289)	(95)	-
Less: Net loss attributable to non-controlling interests	123	47	-
LOSS FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	$(166)	$(48)	$-